BIOLOGICAL ASSETS - Disclosure of detailed information about Impact on fair value if 10% increase decrease in each input (Details) - Cannabis Plants [Member]	12 Months Ended
	Dec. 31, 2023 CAD_per_gram Gram	Dec. 31, 2022 CAD_per_gram Gram
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	0	3.21
Average post-harvest costs per gram of dried cannabis (in CAD)	0	0.75
Attrition rate	0.00%	51.00%
Average yield per plant (in grams) | Gram	0	38
Average stage of growth	0.00%	82.00%
10% change [Member]
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	0	60
Average post-harvest costs per gram of dried cannabis (in CAD)	0	17
Attrition rate	0.00%	44.00%
Average yield per plant (in grams) | Gram	0	42
Average stage of growth	0.00%	39.00%